Assets by contractual maturity - Summary of assets by contractual maturity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	€ 87,614	€ 106,520	€ 111,087
Loans and advances to banks	35,104	23,592	25,364
Financial assets at fair value through profit or loss
– Trading assets	56,870	51,381
– Non-trading derivatives	3,893	1,536
– Mandatorily at fair value through profit or loss	46,844	42,684
– Designated as at fair value through profit or loss	6,159	6,355
Financial assets at fair value through other comprehensive income	31,625	30,635
Securities at amortised cost	48,160	48,319
Loans and Advances to customers	644,893	625,122
Other assets	15,671	13,106
Total assets	976,834	949,250	€ 933,891
Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,887	2,457
Debt securities
Financial assets at fair value through profit or loss
– Trading assets	4,189	5,319
– Mandatorily at fair value through profit or loss	821	787
– Designated as at fair value through profit or loss	5,437	5,870
Financial assets at fair value through other comprehensive income	29,095	27,340
Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	643	838
Less than 1 month
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	87,614	106,520
Loans and advances to banks	28,734	15,163
Financial assets at fair value through profit or loss
– Trading assets	15,520	21,055
– Non-trading derivatives	623	240
– Mandatorily at fair value through profit or loss	29,153	20,462
– Designated as at fair value through profit or loss	287	96
Securities at amortised cost	1,810	1,108
Loans and Advances to customers	54,431	52,269
Other assets	7,155	3,827
Total assets	225,499	221,345
Less than 1 month | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Less than 1 month | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	167	593
Less than 1 month | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	3	14
1 to 3 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks	1,633	2,204
Financial assets at fair value through profit or loss
– Trading assets	5,399	3,859
– Non-trading derivatives	95	171
– Mandatorily at fair value through profit or loss	10,504	12,063
– Designated as at fair value through profit or loss	158	120
Securities at amortised cost	1,719	1,217
Loans and Advances to customers	23,554	26,414
Other assets	272	362
Total assets	43,754	46,940
1 to 3 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
1 to 3 months | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	420	518
1 to 3 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1	11
3 to 12 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks	2,331	3,921
Financial assets at fair value through profit or loss
– Trading assets	9,991	8,735
– Non-trading derivatives	592	217
– Mandatorily at fair value through profit or loss	3,753	7,487
– Designated as at fair value through profit or loss	185	520
Securities at amortised cost	4,566	4,509
Loans and Advances to customers	54,056	53,616
Other assets	1,162	1,524
Total assets	79,101	82,627
3 to 12 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
3 to 12 months | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,458	1,926
3 to 12 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	7	173
More than 1 year but less than 5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks	2,190	1,937
Financial assets at fair value through profit or loss
– Trading assets	13,062	7,922
– Non-trading derivatives	1,555	421
– Mandatorily at fair value through profit or loss	2,329	1,741
– Designated as at fair value through profit or loss	2,497	2,510
Securities at amortised cost	24,689	24,413
Loans and Advances to customers	206,662	185,836
Other assets	1,065	1,185
Total assets	266,862	237,360
More than 1 year but less than 5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
More than 1 year but less than 5 years | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	12,587	11,182
More than 1 year but less than 5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	226	214
>5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks	216	367
Financial assets at fair value through profit or loss
– Trading assets	12,900	9,810
– Non-trading derivatives	1,027	488
– Mandatorily at fair value through profit or loss	901	770
– Designated as at fair value through profit or loss	3,031	3,109
Securities at amortised cost	15,376	17,072
Loans and Advances to customers	306,190	306,988
Other assets	1,418	1,482
Total assets	354,928	353,634
>5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
>5 years | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	13,463	13,121
>5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	407	427
Maturity not applicable
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks
Financial assets at fair value through profit or loss
– Trading assets
– Non-trading derivatives
– Mandatorily at fair value through profit or loss	203	161
– Designated as at fair value through profit or loss
Securities at amortised cost
Loans and Advances to customers
Other assets	4,600	4,725
Total assets	6,690	7,343
Maturity not applicable | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,887	2,457
Maturity not applicable | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Maturity not applicable | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income